Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Schedule of Cash and Cash Equivalents

	2023	2022
Checking and saving accounts	$151,146	$122,184
Time deposit	55,000	—
Cash on hand	229	240
	$206,375	$122,424